CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Statement of comprehensive income [abstract]
Profit / (loss)	$ 801	$ (316)	[1]	$ 683	[1]
Items that may be reclassified to profit or loss
Foreign currency translation	(200)	(623)		49
Other	0	1		26
Items reclassified to profit or loss
Reclassification of accumulated foreign currency translation reserve to profit or loss upon disposal of foreign operation	0	96		0
Other	(3)	(15)		(19)
Other comprehensive income / (loss) for the period, net of tax	(203)	(541)		56
Total comprehensive income / (loss)	598	(857)		739
Attributable to:
The owners of the parent	513	(800)		733
Non-controlling interests	85	(57)		6
Total comprehensive income / (loss)	$ 598	$ (857)		$ 739

[1]	*Prior year comparatives for the years ended December 31, 2020 and 2019 are adjusted following the classification of Algeria as a discontinued operation (see Note 10)